Supplement dated September 21, 2009 to the MTB Retail Class Prospectus and the MTB Institutional

Class Prospectus, each dated August 31, 2009

At a meeting of the Board of Trustees (“Board”) of the MTB Group of Funds (the “Trust”) held on September 9-10, 2009, the Board determined that the MTB Multi-Cap Growth Fund, a series of the Trust (the “Target Fund”) should be merged into the MTB Mid Cap Growth Fund, also a series of the Trust (the “Surviving Fund,” and collectively with the Target Fund, the “Funds”). The Board determined that the proposed merger would be in the best interests of the Funds and their shareholders. The Board also approved a Plan of Reorganization (“Plan”) for the Funds. The proposed Plan contemplates that the Surviving Fund will acquire all of the assets of the Target Fund in exchange for Class A, B and Institutional I shares in the Surviving Fund, which the Target Fund will distribute to its Class A, B and Institutional I shareholders, in exchange for their Target Fund shares.

Effective as of the close of business on September 30, 2009, the Target Fund will be closed to new investors, but may continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) until the last business day before the merger, which is expected to be on or about January 15, 2010.

The proposed merger of the Target Fund into the Surviving Fund will require the approval of the shareholders of the Target Fund. A shareholder meeting is being called for that purpose and shareholders of the Target Fund will receive proxy solicitation materials providing them with information about the Surviving Fund. Shareholders of the Surviving Fund will NOT be solicited for approval of the proposed merger.

Supplement dated September 21, 2009 to the Combined Retail/Institutional Class Statement of Additional

Information dated August 31, 2009

At a meeting of the Board of Trustees (“Board”) of the MTB Group of Funds (the “Trust”) held on September 9-10, 2009, the Board determined that the MTB Multi-Cap Growth Fund, a series of the Trust (the “Target Fund”) should be merged into the MTB Mid Cap Growth Fund, also a series of the Trust (the “Surviving Fund,” and collectively with the Target Fund, the “Funds”). The Board determined that the proposed merger would be in the best interests of the Funds and their shareholders. The Board also approved a Plan of Reorganization (“Plan”) for the Funds. The proposed Plan contemplates that the Surviving Fund will acquire all of the assets of the Target Fund in exchange for Class A, B and Institutional I shares in the Surviving Fund, which the Target Fund will distribute to its Class A, B and Institutional I shareholders, in exchange for their Target Fund shares.

Effective as of the close of business on September 30, 2009, the Target Fund will be closed to new investors, but may continue to accept purchases from existing shareholders (including through the reinvestment of dividends and capital gains) until the last business day before the merger, which is expected to be on or about January 15, 2010.

The proposed merger of the Target Fund into the Surviving Fund will require the approval of the shareholders of the Target Fund. A shareholder meeting is being called for that purpose and shareholders of the Target Fund will receive proxy solicitation materials providing them with information about the Surviving Fund. Shareholders of the Surviving Fund will NOT be solicited for approval of the proposed merger.